Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,719,350.00
Total Fee Amount	1,066.04
Total Offset Amount	0.00
Net Fee	$ 1,066.04
Offering Table N/A
Offset Table N/A	N/A